UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Opportunities Fund

Semiannual Report

January 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2017

Eaton Vance

Emerging Markets Debt Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Directors	27

Important Notices	28

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/03/2015	02/04/2013	2.22%	14.26%	—	1.27%
Class A with 4.75% Maximum Sales Charge	—	—	–2.64	8.82	—	0.04
Class I at NAV	09/03/2015	02/04/2013	2.31	14.73	—	1.41
Class R6 at NAV	02/04/2013	02/04/2013	2.32	14.66	—	1.34
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified	—	—	–2.00%	12.03%	–2.25%	–5.07%
Blended Index	—	—	–0.76	11.99	1.76	–0.53

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				1.64%	1.39%	1.34%
Net				1.15	0.90	0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Dominican Republic	9.7%

Sri Lanka	8.7

Indonesia	6.1

Serbia	5.9

Georgia	4.3

Colombia	3.0

Uganda	3.0

Turkey	2.0

Argentina	1.8

Kenya	1.3

Other	2.7	*

Euro	–6.9

Total Long	48.5

Total Short	–6.9

Total Net	41.6

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. JPMorgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. The blended index consists of 50% JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified, 25% JPMorgan Emerging Market Bond Index (EMBI) Global Diversified and 25% JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 – January 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.20	$5.96	**	1.17%
Class I	$1,000.00	$1,023.10	$4.69	**	0.92%
Class R6	$1,000.00	$1,023.20	$4.44	**	0.87%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.95	**	1.17%
Class I	$1,000.00	$1,020.60	$4.69	**	0.92%
Class R6	$1,000.00	$1,020.80	$4.43	**	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 86.2%

Security		Principal Amount (000’s omitted)	Value

Albania — 2.1%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$472,331
Albania Government Bond, 8.93%, 4/23/25	ALL	10,200	92,940
Republic of Albania, 5.75%, 11/12/20(1)	EUR	730	870,550

Total Albania			$1,435,821

Argentina — 4.6%
Republic of Argentina, 0.75%, 6/9/17	USD	711	$704,416
Republic of Argentina, 0.75%, 9/21/17	USD	671	660,018
Republic of Argentina, 2.40%, 3/18/18	USD	512	505,399
Republic of Argentina, 15.50%, 10/17/26	ARS	19,000	1,229,962

Total Argentina			$3,099,795

Barbados — 1.3%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	617	$475,090
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	493	379,610

Total Barbados			$854,700

Belarus — 0.4%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	262	$271,091

Total Belarus			$271,091

Bosnia and Herzegovina — 0.6%
Republic of Srpska, 1.50%, 10/30/23	BAM	340	$161,449
Republic of Srpska, 1.50%, 6/9/25	BAM	88	41,344
Republic of Srpska, 1.50%, 9/25/26	BAM	421	194,110

Total Bosnia and Herzegovina			$396,903

Dominican Republic — 9.7%
Dominican Republic, 10.40%, 5/10/19(1)	DOP	140,700	$3,063,927
Dominican Republic, 13.50%, 8/4/17(1)	DOP	100	2,183
Dominican Republic, 15.00%, 4/5/19(1)	DOP	69,900	1,655,523
Dominican Republic, 16.00%, 7/10/20(1)	DOP	71,100	1,786,005

Total Dominican Republic			$6,507,638

Ecuador — 4.2%
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	1,020	$1,014,900
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	1,335	1,465,162
Republic of Ecuador, 10.75%, 3/28/22(1)	USD	320	360,000

Total Ecuador			$2,840,062

Security		Principal Amount (000’s omitted)	Value

El Salvador — 6.5%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	32	$28,108
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	2,094	1,847,955
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	1,900	1,914,250
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	109	96,420
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	61	61,305
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	461	444,865

Total El Salvador			$4,392,903

Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$244,129

Total Ethiopia			$244,129

Fiji — 3.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,649	$2,648,992

Total Fiji			$2,648,992

Georgia — 3.6%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	75	$27,211
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	257	95,386
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	966	355,126
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	5,648
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	1,746	704,393
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,270	498,481
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,689	726,019

Total Georgia			$2,412,264

Greece — 1.9%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	1,300	$1,295,083

Total Greece			$1,295,083

Honduras — 0.3%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	200	$217,814

Total Honduras			$217,814

Indonesia — 4.7%
Indonesia Government Bond, 8.75%, 5/15/31	IDR	40,094,000	$3,161,128

Total Indonesia			$3,161,128

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.8%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$51,755
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	62,658
Republic of Kenya, 6.875%, 6/24/24(1)	USD	449	434,976

Total Kenya			$549,389

Macedonia — 4.7%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	239	$262,737
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	341	390,089
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	730	835,089
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	1,430	1,631,520

Total Macedonia			$3,119,435

Russia — 1.2%
Russia Government Bond, 7.75%, 9/16/26	RUB	9,280	$151,109
Russia Government Bond, 8.50%, 9/17/31	RUB	37,259	634,248

Total Russia			$785,357

Rwanda — 2.2%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,466	$1,457,846

Total Rwanda			$1,457,846

Serbia — 8.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	207,060	$1,822,087
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,880,168
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	178,340	1,858,663

Total Serbia			$5,560,918

Sri Lanka — 11.1%
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	1,697	$1,635,867
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	355,955
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	61,020	364,872
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	116,760	689,349
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	381,227
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	139,445
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	11,000	69,638
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	79,000	486,606
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	137,970	840,004
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	313,304
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	66,000	418,910
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	57,000	354,492
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	229,420	1,417,451

Total Sri Lanka			$7,467,120

Security		Principal Amount (000’s omitted)	Value

Suriname — 5.9%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	3,888	$3,933,179

Total Suriname			$3,933,179

Tanzania — 3.6%
United Republic of Tanzania, 7.25%, 3/9/20(1)(3)	USD	2,259	$2,384,865

Total Tanzania			$2,384,865

Turkey — 2.9%
Republic of Turkey, 7.375%, 2/5/25	USD	1,750	$1,932,593

Total Turkey			$1,932,593

Zambia — 1.3%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	378	$342,134
Zambia Government Bond, 11.00%, 9/1/19	ZMW	6,600	515,565

Total Zambia			$857,699

Total Foreign Government Bonds (identified cost $58,806,560)			$57,826,724

Foreign Corporate Bonds — 2.5%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.3%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(3)	USD	200	$199,000

Total Azerbaijan			$199,000

Brazil — 0.6%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	$400,790

Total Brazil			$400,790

Croatia — 0.8%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	560	$528,471

Total Croatia			$528,471

Georgia — 0.7%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	640	$242,998
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	200	211,000

Total Georgia			$453,998

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	$58,229
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	18,716

Total Mexico			$76,945

Total Foreign Corporate Bonds (identified cost $1,872,555)			$1,659,204

Sovereign Loans — 2.3%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(4)(5)(6)	USD	200	$191,438

Total Ethiopia			$191,438

Kenya — 0.4%
Government of Kenya, Term Loan, 6.50% Maturing October 28, 2017(4)	USD	260	$259,350

Total Kenya			$259,350

Macedonia — 1.6%
Republic of Macedonia, Term Loan, 3.26%, Maturing December 16, 2022(6)(7)(8)	EUR	1,000	$1,113,314

Total Macedonia			$1,113,314

Total Sovereign Loans (identified cost $1,523,766)			$1,564,102

Short-Term Investments — 3.8%

Foreign Government Securities — 0.2%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	22	$7,975
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	380	136,596

Total Foreign Government Securities (identified cost $166,167)			$144,571

U.S. Treasury Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 3/2/17(9)	$1,000	$999,616

Total U.S. Treasury Obligations (identified cost $999,614)		$999,616

Other — 2.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(10)	1,367,767	$1,367,904

Total Other (identified cost $1,367,891)		$1,367,904

Total Short-Term Investments (identified cost $2,533,672)		$2,512,091

Total Investments — 94.8% (identified cost $64,736,553)		$63,562,121

Less Unfunded Loan Commitments — (1.0)%		$(660,427)

Net Investments — 93.8% (identified cost $64,076,126)		$62,901,694

Other Assets, Less Liabilities — 6.2%		$4,186,342

Net Assets — 100.0%		$67,088,036

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $30,694,974 or 45.8% of the Fund’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $5,048,073 or 7.5% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(4)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2017.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(7)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at January 31, 2017.

(8)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	5,200,000	USD	1,375,248	UBS AG	2/1/17	$2,911	$—
USD	1,377,848	TRY	5,200,000	UBS AG	2/1/17	—	(310)
BRL	851,000	USD	272,276	Standard Chartered Bank	2/2/17	—	(2,212)
USD	245,259	BRL	851,000	Standard Chartered Bank	2/2/17	—	(24,805)
RUB	132,625,000	USD	2,054,768	BNP Paribas	2/6/17	149,053	—
RUB	74,642,241	USD	1,142,909	BNP Paribas	2/6/17	97,416	—
RUB	7,614,289	USD	119,498	BNP Paribas	2/6/17	7,028	—
USD	1,824,954	RUB	110,008,249	BNP Paribas	2/6/17	—	(3,046)
USD	2,513,798	RUB	151,531,751	BNP Paribas	2/6/17	—	(4,195)
USD	292,352	RUB	19,093,249	BNP Paribas	2/6/17	—	(24,919)
USD	416,862	RUB	26,906,326	BNP Paribas	2/6/17	—	(30,239)
EUR	153,000	USD	169,640	Standard Chartered Bank	2/8/17	—	(4,444)
USD	5,780,919	EUR	5,286,064	Standard Chartered Bank	2/8/17	73,481	—
USD	335,071	EUR	306,233	Standard Chartered Bank	2/8/17	4,427	—
USD	13,119	EUR	12,163	Standard Chartered Bank	2/8/17	—	(14)
USD	1,867	EUR	1,749	Standard Chartered Bank	2/8/17	—	(21)
MXN	9,429,768	USD	427,452	UBS AG	2/13/17	24,038	—
EUR	31,055	USD	32,413	Standard Chartered Bank	2/15/17	1,126	—
EUR	37,131	USD	39,654	Standard Chartered Bank	2/15/17	448	—
USD	531,495	EUR	484,115	Standard Chartered Bank	2/15/17	8,654	—
USD	378,405	EUR	344,672	Standard Chartered Bank	2/15/17	6,161	—
USD	435,250	RUB	27,229,212	Deutsche Bank AG	2/21/17	—	(16,525)
MXN	51,773,836	USD	2,527,384	Standard Chartered Bank	2/22/17	—	(51,696)
USD	2,390,573	MXN	51,773,836	Standard Chartered Bank	2/22/17	—	(85,115)
COP	5,924,900,000	USD	1,952,835	BNP Paribas	2/27/17	63,711	—
USD	882,107	EUR	833,844	Deutsche Bank AG	2/27/17	—	(18,851)
USD	270,309	BRL	851,000	Standard Chartered Bank	3/2/17	2,163	—
USD	237,904	EUR	222,224	Goldman Sachs International	3/6/17	—	(2,287)
USD	176,357	EUR	166,667	Goldman Sachs International	3/6/17	—	(3,785)
USD	3,203,896	EUR	2,992,729	Goldman Sachs International	3/6/17	—	(30,801)
KES	67,330,000	USD	639,108	ICBC Standard Bank plc	3/8/17	5,385	—
KES	7,678,000	USD	72,846	Standard Chartered Bank	3/9/17	634	—
RUB	38,000,000	USD	610,344	Bank of America, N.A.	3/13/17	17,020	—
PHP	88,880,000	USD	1,781,162	Bank of America, N.A.	3/16/17	2,927	—
USD	1,755,481	PHP	88,880,000	Standard Chartered Bank	3/16/17	—	(28,609)
USD	630,295	EUR	599,887	Goldman Sachs International	4/5/17	—	(19,169)
EUR	1,447,523	RSD	181,099,648	Deutsche Bank AG	4/18/17	—	(1,972)
USD	1,346,150	EUR	1,254,228	Goldman Sachs International	4/27/17	—	(13,046)
TRY	5,200,000	USD	1,345,164	UBS AG	5/2/17	—	(104)

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	974,000	USD	9,171	Standard Chartered Bank	6/7/17	$—	$(37)
UGX	2,983,617,000	USD	774,764	Barclays Bank PLC	6/12/17	23,213	—
UGX	4,512,382,000	USD	1,175,099	Barclays Bank PLC	7/11/17	21,464	—
IDR	10,998,320,000	USD	806,033	BNP Paribas	7/17/17	—	(747)
IDR	2,062,280,900	USD	151,194	Goldman Sachs International	7/17/17	—	(195)

						$511,260	$(367,144)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
Euro-Bobl	3	Short	Mar-17	$(428,972)	$(430,527)	$(1,555)
U.S. 5-Year Deliverable Interest Rate Swap	29	Short	Mar-17	(2,838,820)	(2,826,593)	12,227
U.S. 10-Year Deliverable Interest Rate Swap	107	Short	Mar-17	(10,163,347)	(10,054,656)	108,691

						$119,363

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	34,000	Pays	Mexico Interbank TIIE 28 Day	6.08%		4/30/26	$(189,708)
CME Group, Inc.	MXN	24,805	Pays	Mexico Interbank TIIE 28 Day	6.09		6/30/26	(140,142)
CME Group, Inc.	MXN	7,639	Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(40,952)
CME Group, Inc.	MXN	13,615	Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(72,765)
CME Group, Inc.	MXN	8,550	Pays	Mexico Interbank TIIE 28 Day	6.46		9/24/26	(39,046)
LCH.Clearnet(1)	EUR	950	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/20	682
LCH.Clearnet(1)	EUR	3,669	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	9,832
LCH.Clearnet(1)	USD	3,042	Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(4,511)
LCH.Clearnet	USD	1,004	Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	82,363
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR-BBA	1.54		10/7/26	22,974

								$(371,273)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$4,409
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day	6.63	3/19/24	(8,100)
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	11,045
BNP Paribas	BRL	20,577	Pays	Brazil CETIP Interbank Deposit Rate	15.56	1/2/18	430,294
Goldman Sachs International	RUB	61,104	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	101,443
Goldman Sachs International	RUB	144,540	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	111,687
Goldman Sachs International	RUB	200,000	Pays	3-month Moscow Prime Offered Rate	9.95	4/15/21	364,751

							$1,015,529

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bahamas	Deutsche Bank AG	$600	1.00	%(1)	6/20/22	3.11%	$(56,135)	$58,061	$1,926

Total		$600					$(56,135)	$58,061	$1,926

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

ALL	–	Albanian Lek
ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
IDR	–	Indonesian Rupiah
KES	–	Kenyan Shilling

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZMW	–	Zambian Kwacha

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2017
Unaffiliated investments, at value (identified cost, $62,708,235)	$61,533,790
Affiliated investment, at value (identified cost, $1,367,891)	1,367,904
Cash	682,714
Restricted cash*	461,528
Foreign currency, at value (identified cost, $266,103)	262,581
Interest receivable	1,666,039
Dividends receivable from affiliated investment	1,320
Receivable for investments sold	102,794
Receivable for Fund shares sold	10,037
Receivable for variation margin on open centrally cleared swap contracts	30,375
Receivable for open forward foreign currency exchange contracts	511,260
Receivable for open swap contracts	1,025,555
Tax reclaims receivable	17,167
Receivable from affiliate	29,646
Total assets	$67,702,710

Liabilities
Payable for Fund shares redeemed	$8,174
Payable for variation margin on open financial futures contracts	38,628
Payable for open forward foreign currency exchange contracts	367,144
Payable for open swap contracts	8,100
Premium received on open non-centrally cleared swap contracts	58,061
Payable to affiliate:
Investment adviser and administration fee	36,872
Distribution and service fees	26
Accrued foreign capital gains taxes	10,957
Accrued expenses	86,712
Total liabilities	$614,674
Net Assets	$67,088,036

Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 7,312,271 shares issued and outstanding	$7,312
Additional paid-in capital	69,402,351
Accumulated net realized loss	(993,141)
Accumulated distributions in excess of net investment income	(1,076,337)
Net unrealized depreciation	(252,149)
Total	$67,088,036

Class A Shares
Net Assets	$121,443
Shares Outstanding	13,234
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares outstanding)	$9.18
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.64

Class I Shares
Net Assets	$91,643
Shares Outstanding	9,960
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares outstanding)	$9.20

Class R6 Shares
Net Assets	$66,874,950
Shares Outstanding	7,289,077
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares outstanding)	$9.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open derivative contracts.

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2017
Interest (net of foreign taxes, $33,684)	$2,377,906
Interest allocated from/dividends from affiliated investment	14,097
Expenses allocated from affiliated investment	(110)
Total investment income	$2,391,893

Expenses
Investment adviser and administration fee	$215,387
Distribution and service fees
Class A	129
Directors’ fees and expenses	2,210
Custodian fee	83,081
Transfer and dividend disbursing agent fees	843
Legal and accounting services	67,380
Printing and postage	4,277
Registration fees	27,897
Interest expense	7,045
Miscellaneous	12,714
Total expenses	$420,963
Deduct —
Allocation of expenses to affiliate	$132,085
Total expense reductions	$132,085

Net expenses	$288,878

Net investment income	$2,103,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $12,101)	$669,649
Investment transactions in/allocated from affiliated investment	735
Financial futures contracts	652,956
Swap contracts	(66,317)
Foreign currency and forward foreign currency exchange contract transactions	476,343
Net realized gain	$1,733,366
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $45,687 in accrued foreign capital gains taxes)	$(2,633,746)
Investments — affiliated investment	13
Financial futures contracts	256,676
Swap contracts	(13,002)
Foreign currency and forward foreign currency exchange contracts	96,387
Net change in unrealized appreciation (depreciation)	$(2,293,672)

Net realized and unrealized loss	$(560,306)

Net increase in net assets from operations	$1,542,709

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
From operations —
Net investment income	$2,103,015	$3,535,387
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	1,733,366	(4,772,250)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(2,293,672)	5,171,353
Net increase in net assets from operations	$1,542,709	$3,934,490
Distributions to shareholders —
From net investment income
Class A	$(5,293)	$(14)
Class I	(3,825)	(184)
Class R6	(3,036,669)	(755,377)
Total distributions to shareholders	$(3,045,787)	$(755,575)
Transactions in common shares —
Proceeds from sale of shares
Class A	$95,764	$95,118
Class I	72,280	61,627
Class R6	3,029,107	13,263,826
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,293	14
Class I	3,825	184
Class R6	2,394,392	755,377
Cost of shares redeemed
Class A	(20,533)	(54,259)
Class I	(16,042)	(28,764)
Class R6	(1,458,198)	(927,332)
Net increase in net assets from Fund share transactions	$4,105,888	$13,165,791

Net increase in net assets	$2,602,810	$16,344,706

Net Assets
At beginning of period	$64,485,226	$48,140,520
At end of period	$67,088,036	$64,485,226

Accumulated distributions in excess of net investment income and accumulated net investment loss, respectively, included in net assets
At end of period	$(1,076,337)	$(133,565)

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Financial Highlights

	Class A
	Six Months Ended January 31, 2017 (Unaudited)		Period Ended July 31, 2016(1)
Net asset value — Beginning of period	$9.400		$8.730

Income (Loss) From Operations
Net investment income(2)	$0.289		$0.544
Net realized and unrealized gain (loss)	(0.083)		0.244

Total income from operations	$0.206		$0.788

Less Distributions
From net investment income	$(0.426)		$(0.118)

Total distributions	$(0.426)		$(0.118)

Net asset value — End of period	$9.180		$9.400

Total Return(3)(4)	2.22	%(5)	9.16	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121		$45
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.17	%(6)(7)	1.15	%(7)
Net investment income	6.07	%(7)	6.74	%(7)
Portfolio Turnover	34	%(5)	85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.40% and 1.15% of average daily net assets for the six months ended January 31, 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes interest expense of 0.02% for the six months ended January 31, 2017.

(7)	Annualized.

(8)	For the year ended July 31, 2016.

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2017 (Unaudited)		Period Ended July 31, 2016(1)
Net asset value — Beginning of period	$9.420		$8.730

Income (Loss) From Operations
Net investment income(2)	$0.302		$0.560
Net realized and unrealized gain (loss)	(0.087)		0.270

Total income from operations	$0.215		$0.830

Less Distributions
From net investment income	$(0.435)		$(0.140)

Total distributions	$(0.435)		$(0.140)

Net asset value — End of period	$9.200		$9.420

Total Return(3)(4)	2.31	%(5)	9.67	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92		$34
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.92	%(6)(7)	0.90	%(7)
Net investment income	6.38	%(7)	6.84	%(7)
Portfolio Turnover	34	%(5)	85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.40% and 1.15% of average daily net assets for the six months ended January 31, 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes interest expense of 0.02% for the six months ended January 31, 2017.

(7)	Annualized.

(8)	For the year ended July 31, 2016.

15	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2013(1)
			2016		2015	2014
Net asset value — Beginning of period	$9.390		$9.060		$9.880	$9.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.302		$0.591		$0.546	$0.452	$0.173
Net realized and unrealized gain (loss)	(0.086)		(0.119	)(3)	(1.005)	0.169	(0.563)

Total income (loss) from operations	$0.216		$0.472		$(0.459)	$0.621	$(0.390)

Less Distributions
From net investment income	$(0.436)		$(0.142)		$(0.361)	$(0.329)	$—
From net realized gain	—		—		—	(0.022)	—

Total distributions	$(0.436)		$(0.142)		$(0.361)	$(0.351)	$—

Net asset value — End of period	$9.170		$9.390		$9.060	$9.880	$9.610

Total Return(4)(5)	2.32	%(6)	5.37%		(4.55)%	6.64%	(3.90	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,875		$64,407		$48,141	$50,478	$14,518
Ratios (as a percentage of average daily net assets):
Expenses(5)(7)	0.87	%(8)(9)	0.85%		0.85%	0.85%	0.85	%(9)
Net investment income	6.34	%(9)	6.68%		5.82%	4.66%	3.58	%(9)
Portfolio Turnover	34	%(6)	85%		74%	90%	0	%(6)

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.40%, 0.49%, 0.43%, 1.01% and 2.16% of average daily net assets for the six months ended January 31, 2017, the years ended July 31, 2016, 2015 and 2014 and the period from commencement of operations on February 4, 2013 to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Includes interest expense of 0.02% for the six months ended January 31, 2017.

(9)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. Effective September 3, 2015, the Fund designated its existing shares as Class R6 and established two new classes of shares named Class A and Class I. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Directors of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

17

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At January 31, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the

18

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

O  Interim Financial Statements — The interim financial statements relating to January 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions (annual distributions prior to October 28, 2016) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

19

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

At July 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $2,447,630 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2016, $955,105 are short-term and $1,492,525 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,667,641

Gross unrealized appreciation	$1,915,650
Gross unrealized depreciation	(2,681,597)

Net unrealized depreciation	$(765,947)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2017, the investment adviser and administration fee amounted to $215,387 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement may be changed or terminated after November 30, 2017. Pursuant to this agreement, EVM was allocated $132,085 of the Fund’s operating expenses for the six months ended January 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2017, EVM earned $93 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $739 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2017. EVD also received distribution and service fees from Class A shares (see Note 4).

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2017, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2017 amounted to $129 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

20

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $25,967,410 and $19,888,886, respectively, for the six months ended January 31, 2017.

7  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2017 (Unaudited)	Period Ended July 31, 2016(1)

Sales	9,995	10,605
Issued to shareholders electing to receive payments of distributions in Fund shares	571	1
Redemptions	(2,129)	(5,809)

Net increase	8,437	4,797

Class I	Six Months Ended January 31, 2017 (Unaudited)	Period Ended July 31, 2016(1)

Sales	7,719	6,856
Issued to shareholders electing to receive payments of distributions in Fund shares	413	22
Redemptions	(1,733)	(3,317)

Net increase	6,399	3,561

Class R6	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Sales	326,634	1,557,480
Issued to shareholders electing to receive payments of distributions in Fund shares	258,447	88,452
Redemptions	(154,326)	(103,423)

Net increase	430,755	1,542,509

(1)	Class A and Class I commenced operations on September 3, 2015.

At January 31, 2017, Eaton Vance Short Duration Strategic Income Fund, an Eaton Vance collective investment trust and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 99.6% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2017 is included in the Portfolio of Investments. At January 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

21

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk:  The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, cross-currency swaps and non-deliverable bond forward contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $431,379. At January 31, 2017, there were no assets pledged by the Fund for such liability.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

22

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$—	$236,769	$236,769
Receivable for open forward foreign currency exchange contracts	—	511,260	—	511,260
Receivable for open swap contracts	—	—	1,023,629	1,023,629

Total Asset Derivatives	$—	$511,260	$1,260,398	$1,771,658

Derivatives not subject to master netting or similar agreements	$—	$—	$236,769	$236,769

Total Asset Derivatives subject to master netting or similar agreements	$—	$511,260	$1,023,629	$1,534,889

Net unrealized depreciation*	$—	$—	$(488,679)	$(488,679)
Payable for open forward foreign currency exchange contracts	—	(367,144)	—	(367,144)
Payable/Receivable for open swap contracts; Premium received on open non-centrally cleared swap contracts	(56,135)	—	(8,100)	(64,235)

Total Liability Derivatives	$(56,135)	$(367,144)	$(496,779)	$(920,058)

Derivatives not subject to master netting or similar agreements	$—	$—	$(488,679)	$(488,679)

Total Liability Derivatives subject to master netting or similar agreements	$(56,135)	$(367,144)	$(8,100)	$(431,379)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$24,356	$(8,100)	$—	$—	$16,256
Barclays Bank PLC	55,722	—	—	—	55,722
BNP Paribas	747,502	(63,146)	(586,401)	—	97,955
Goldman Sachs International	577,881	(69,283)	(498,456)	—	10,142
ICBC Standard Bank plc	5,385	—	—	—	5,385
Standard Chartered Bank	97,094	(97,094)	—	—	—
UBS AG	26,949	(414)	—	—	26,535

	$1,534,889	$(238,037)	$(1,084,857)	$—	$211,995

23

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(8,100)	$8,100	$—	$—	$—
BNP Paribas	(63,146)	63,146	—	—	—
Deutsche Bank AG	(93,483)	—	—	—	(93,483)
Goldman Sachs International	(69,283)	69,283	—	—	—
Standard Chartered Bank	(196,953)	97,094	—	—	(99,859)
UBS AG	(414)	414	—	—	—

	$(431,379)	$238,037	$—	$—	$(193,342)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2017 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$652,956
Swap contracts	38,360	—	(104,677)
Foreign currency and forward foreign currency exchange contract transactions	—	478,134	—

Total	$38,360	$478,134	$548,279

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$256,676
Swap contracts	(3,924)	—	(9,078)
Foreign currency and forward foreign currency exchange contracts	—	51,827	—

Total	$(3,924)	$51,827	$247,598

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$12,070,000	$48,542,000	$31,895,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2017.

24

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

10  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of January 31, 2017.

For the six months ended January 31, 2017, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $138,000 and 0.10%, respectively.

11  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Notes to Financial Statements (Unaudited) — continued

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$57,826,724	$—	$57,826,724
Foreign Corporate Bonds	—	1,659,204	—	1,659,204
Sovereign Loans (Less Unfunded Loan Commitments)	—	259,350	644,325	903,675
Short-Term Investments —
Foreign Government Securities	—	144,571	—	144,571
U.S. Treasury Obligations	—	999,616	—	999,616
Other	—	1,367,904	—	1,367,904

Total Investments	$—	$62,257,369	$644,325	$62,901,694

Forward Foreign Currency Exchange Contracts	$—	$511,260	$—	$511,260
Futures Contracts	120,918	—	—	120,918
Swap Contracts	—	1,139,480	—	1,139,480

Total	$120,918	$63,908,109	$644,325	$64,673,352

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(367,144)	$—	$(367,144)
Futures Contracts	(1,555)	—	—	(1,555)
Swap Contracts	—	(551,359)	—	(551,359)

Total	$(1,555)	$(918,503)	$—	$(920,058)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2017

Officers and Directors

Officers of Eaton Vance Emerging Markets Debt Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Directors of Eaton Vance Emerging Markets Debt Opportunities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Director
**	Messrs. Fetting and Wennerholm began serving as Directors effective September 1, 2016.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017